Pledged Assets And Collateral (Tables)	12 Months Ended
Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens

2012
(in millions)
Trading account securities	¥10,832,084
Investment securities	5,653,930
Loans	8,243,786
Other	65,106

Total	¥24,794,906

Schedule Of Pledged Assets Classified By Type Of Liabilities

2012
(in millions)
Deposits	¥258,780
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,468,050
Other short-term borrowings and long-term debt	10,471,528
Other	61,409

Total	¥24,794,906